BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2019
BALANCE SHEET INFORMATION

6. BALANCE SHEET INFORMATION

	December 31	December 31
(millions)	2019	2018
Accounts receivable, net
Accounts receivable	$2,437.5	$2,262.6
Allowance for doubtful accounts	(55.5)	(52.4)
Total	$2,382.0	$2,210.2

Inventories
Finished goods	$668.5	$715.4
Raw materials and parts	437.9	409.1
Inventories at FIFO cost	1,106.4	1,124.5
FIFO cost to LIFO cost difference	(24.8)	(20.5)
Total	$1,081.6	$1,104.0

Other current assets
Prepaid assets	$101.8	$113.2
Taxes receivable	107.0	120.2
Derivative assets	53.3	41.8
Other	33.1	34.2
Total	$295.2	$309.4

Property, plant and equipment, net
Land	$158.9	$156.9
Buildings and leasehold improvements	965.5	912.7
Machinery and equipment	1,701.7	1,559.1
Merchandising and customer equipment	2,742.9	2,525.9
Capitalized software	750.4	643.2
Construction in progress	348.1	329.5
	6,667.5	6,127.3
Accumulated depreciation	(3,439.2)	(3,040.2)
Total	$3,228.3	$3,087.1

Other intangible assets, net
Intangible assets not subject to amortization
Trade names	$1,230.0	$1,230.0
Intangible assets subject to amortization
Customer relationships	2,378.9	2,283.6
Trademarks	285.2	260.2
Patents	459.0	451.7
Other technology	214.5	160.2
	3,337.6	3,155.7
Accumulated amortization
Customer relationships	(1,147.6)	(1,013.1)
Trademarks	(135.1)	(115.8)
Patents	(221.7)	(197.6)
Other technology	(135.7)	(119.6)
	(1,640.1)	(1,446.1)
Net intangible assets subject to amortization	1,697.5	1,709.6
Total	$2,927.5	$2,939.6

Other assets
Deferred income taxes	$136.2	$96.2
Pension	31.1	39.0
Derivative asset	25.4	11.8
Restricted cash	-	179.3
Other	323.6	308.6
Total	$516.3	$634.9

	December 31	December 31
(millions)	2019	2018
Other current liabilities
Discounts and rebates	$331.4	$291.3
Dividends payable	135.6	132.4
Interest payable	40.9	44.5
Taxes payable, other than income	102.9	105.8
Derivative liabilities	5.2	19.1
Restructuring	98.5	70.5
Contract liability	76.7	67.7
Operating lease liabilities	122.1	-
Other	197.4	214.6
Total	$1,110.7	$945.9

Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(4.1)	$2.0
Unrecognized pension and postretirement benefit expense, net of tax	(823.8)	(518.9)
Cumulative translation, net of tax	(1,261.8)	(1,244.8)
Total	$(2,089.7)	$(1,761.7)